MANAGEMENT'S LIQUIDITY PLANS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net Income (Loss) Attributable To Parent	$ (1,061,851)	$ 9,363,166	$ (9,777,695)	$ (109,023)	$ 1,487,928	$ (15,058,274)
Working Capital Deficiency					2,800,000
Retained Earnings (Accumulated Deficit)	(138,209,070)		(138,209,070)		(128,431,375)	(129,919,303)
Assets	18,276,723		18,276,723		11,125,133	10,311,717
Stockholders' Equity Attributable To Parent	(4,927,426)		(4,927,426)		(8,673,385)	(14,983,682)	(17,871,280)
Total Allocation of Proceeds					437,500	250,000
Cash and Cash Equivalents, At Carrying Value	1,080,792	65,655	1,080,792	65,655	369,023	668,407	1,825,858
Proceeds from Warrant Exercises			164,583	187,500	564,500	0
Line Of Credit Facility, Amount Outstanding					600,000	0	0
Lpc Agreement [Member] | Subsequent Event [Member]
Obligation To Purchase Common Stock Value On Issue					10,000,000
Maximum Common Stock Value Directed To Purchase					80,000
Purchase Of Common Stock Increasing Value Per Purchase					500,000
Common Stock Floor Price Per Share					$ 0.07
Maximum Percentage To Purchase Common Stock Shares					9.99%
Estimated Proceeds From Sale Of Common Stock					10,000,000
Treppel Credit Line [Member]
Line of Credit Facility, Interest Rate During Period			10.00%		10.00%
Line of Credit Facility, Maximum Borrowing Capacity					$ 1,000,000